Income Taxes	12 Months Ended
Jun. 30, 2011
Income Taxes
4.	Income Taxes

Income before income taxes was derived from the following sources:

	2011	2010	2009
United States	$681,910	$354,675	$390,507
Foreign	731,811	400,142	292,576

	$1,413,721	$754,817	$683,083

Income taxes include the following:

	2011	2010	2009
Federal
Current	$121,292	$84,878	$46,524
Deferred	34,136	6,104	37,670
Foreign
Current	193,064	105,927	120,963
Deferred	(24,229)	(22,788)	(50,560)
State and local
Current	21,500	25,000	18,500
Deferred	10,808	(669)	(158)

	$356,571	$198,452	$172,939

A reconciliation of the Company’s effective income tax rate to the statutory Federal rate follows:

	2011	2010	2009
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.8	2.1	1.7
Litigation settlements			1.8
Foreign tax rate difference	(8.7)	(7.4)	(8.7)
Cash surrender of life insurance	(0.9)	(1.0)	2.3
Research tax credit	(1.1)	(0.7)	(2.5)
Worthless stock benefit			(3.2)
Other	(0.9)	(1.7)	(1.1)

Effective income tax rate	25.2%	26.3%	25.3%

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities. The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2011	2010
Postretirement benefits	$374,005	$565,258
Other liabilities and reserves	161,954	118,882
Long-term contracts	7,355	4,323
Stock-based incentive compensation	63,590	60,882
Loss carryforwards	186,613	106,106
Unrealized currency exchange gains and losses	43,484	15,312
Inventory	24,623	21,123
Depreciation and amortization	(479,103)	(455,684)
Valuation allowance	(192,904)	(92,799)

Net deferred tax asset	$189,617	$343,403

Change in net deferred tax asset:
Provision for deferred tax	$(20,715)	$17,353
Items of other comprehensive (loss) income	(131,552)	94,854
Acquisitions and other	(1,519)	(4,050)

Total change in net deferred tax	$(153,786)	$108,157

At June 30, 2011, the Company had recorded deferred tax assets of $186,613 resulting from $663,735 in loss carryforwards. A valuation allowance of $156,721 related to the loss carryforwards has been established due to the uncertainty of realizing certain deferred tax assets. An additional valuation allowance of $36,183 relates to a foreign capital loss carryforward and certain deferred tax assets associated with other liabilities and reserves. The foreign capital loss carryforward and some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from one to 19 years.

Provision has not been made for additional U.S. or foreign taxes on undistributed earnings of certain international operations as those earnings will continue to be reinvested. It is not practicable to estimate the additional taxes, including applicable foreign withholding taxes, that might be payable on the eventual remittance of such earnings.

Accumulated undistributed earnings of foreign operations reinvested in their operations amounted to $983,950, $1,102,978 and $1,298,102, at June 30, 2011, 2010 and 2009, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance July 1	$82,089	$132,954	$105,070
Additions for tax positions related to current year	8,398	10,815	31,414
Additions for tax positions of prior years	10,015	23,408	15,899
Additions for acquisitions		294	760
Reductions for tax positions of prior years	(15,060)	(64,821)	(10,566)
Reductions for settlements	(7,133)	(21,770)	(3,768)
Reductions for expiration of statute of limitations		(37)
Effect of foreign currency translation	2,847	1,246	(5,855)

Balance June 30	$81,156	$82,089	$132,954

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $78,754, $81,927 and $114,210 as of June 30, 2011, 2010 and 2009, respectively. The accrued interest related to the gross unrecognized tax benefits, excluded from the amounts above, was $11,331, $8,200 and $9,179 as of June 30, 2011, 2010 and 2009, respectively.

The Company and its subsidiaries file income tax returns in the United States and in various foreign jurisdictions. In the normal course of business, the Company’s tax returns are subject to examination by taxing authorities throughout the world. The Company is no longer subject to examinations of its federal income tax returns by the United States Internal Revenue Service for fiscal years through 2007. All significant state, local and foreign tax returns have been examined for fiscal years through 2001. The Company does not anticipate that, within the next twelve months, the total amount of unrecognized tax benefits will significantly change due to the settlement of examinations and the expiration of statutes of limitation.